Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Valuation and Qualifying Accounts [Table Text Block]
	Balance at	Charged/	Charged to	Deductions		Balance
	beginning	(credited)	other	from		at end
	of period	to income	accounts	reserve		of period

Year-ended March 31, 2020:
Allowance for doubtful accounts	$57	$1,627	$-	$86	(a)	$1,598
Income tax valuation allowance	$3,988	$485	$-	$-		$4,473

Year-ended March 31, 2019:
Allowance for doubtful accounts	$56	$1	$-	$-	(a)	$57
Income tax valuation allowance	$3,865	$6	$117	$-		$3,988